Financial Instruments (Details) - Schedule of reconciliation of fair value measurements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of fair value measurements [Abstract]
Beginning Balance	$ 277
Issuance at November 23, 2018		745
Net change in fair value of the conversion component designated at fair value through profit or loss	(82)	(468)
Conversion of the proportional part out of the conversion component	(195)
Ending Balance		$ 277